UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter December 31, 2008

Check here if amendment ( ); Amendment Number: _______________________
This Amendment (check only one):              ( ) is a restatement
                                              ( ) adds new holdings entries

Institutional Investment Manager Filing this Report

Name       Passport Management, LLC
Address    30 Hotaling Place, Ste 300
           San Francisco, CA 94111

Form 13F File Number    028-10809

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Joanne Cormican
Title   Chief Financial Officer
Phone   415-321-4618

Signature, Place, and Date of Signing:

/s/ Joanne Cormican     San Francisco, CA       February 13, 2009
-------------------     -----------------       -----------------

Report Type (Check only one.):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers
( ) 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number             Name

28-__________________            _______________________

[Repeat as necessary]

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           44
Form 13F Information Table Value Total:      375,159

List of Other Included Managers

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.           Form 13F File Number             Name

_____         28-_________________             ______________________

[Repeat as necessary]

                              FORM 13F INFORMATION TABLE

COL 1                              COL 2    COL 3            COL4             COL 5    COL 6      COL 7            COL8
                                   Title                                               INVEST-    OTHER
                                   of                  Value    SHRS or     SH/  PUT/  MENT       MAN-
NAME OF ISSUER                     Class    CUSIP      (x$1000) PRN AMT     PRN  CALL  DISCRETION AGERS  SOLE        SHARED  NONE
AKAMAI TECHNOLOGIES                COM      00971T101  34,328    2,274,871  SH         SOLE               2,274,871  0       0
ALPHA NATURAL RESOURCES INC CALL   CALL     02076X902   2,250      139,000  SH   CALL  SOLE                 139,000  0       0
BAIDU.COM - ADR                    COM      056752108   9,662       74,000  SH         SOLE                  74,000  0       0
BIOFORM MEDICAL INC                COM      09065G107     629      690,834  SH         SOLE                 690,834  0       0
CITRIX SYSTEMS INC                 COM      177376100   4,085      173,300  SH         SOLE                 173,300  0       0
DIANA SHIPPING INC                 COM      Y2066G104     447       35,000  SH         SOLE                  35,000  0       0
ENERGY CONVERSION DEVICES          COM      292659109   2,108       83,600  SH         SOLE                  83,600  0       0
EXCEL MARITIME CARRIERS LTD        COM      V3267N107     704      100,000  SH         SOLE                 100,000  0       0
FIRST SOLAR INC                    COM      336433107   5,084       36,850  SH         SOLE                  36,850  0       0
FRIEDMAN BILLINGS RAMSEY GROUP     COM      358434108   2,938   17,283,541  SH         SOLE              17,283,541  0       0
GOOGLE INC - CL A                  COM      38259P508   4,646       15,100  SH         SOLE                  15,100  0       0
INTERNATIONAL TOWER HILL MINES LTD.COM      46051L104       0          100  SH         SOLE                     100  0       0
JDS UNIPHASE CORP                  COM      46612J507  15,037    4,119,683  SH         SOLE               4,119,683  0       0
LOGITECH INTERNATIONAL-REG         COM      H50430232   5,469      351,020  SH         SOLE                 351,020  0       0
MOSAIC CO/THE                      COM      61945A107  87,030    2,515,310  SH         SOLE               2,515,310  0       0
NEXEN INC                          COM      65334H102     703       40,000  SH         SOLE                  40,000  0       0
NVIDIA CORP                        COM      67066G104     726       90,000  SH         SOLE                  90,000  0       0
PETROHAWK ENERGY CORP              COM      716495106   1,297       83,000  SH         SOLE                  83,000  0       0
PETROLEO BRASILEIRO-SPON ADR       COM      71654V101   2,041      100,000  SH         SOLE                 100,000  0       0
PRICELINE.COM INC                  COM      741503403   4,471       60,700  SH         SOLE                  60,700  0       0
PRIDE INTERNATIONAL                COM      74153Q102   2,717      170,000  SH         SOLE                 170,000  0       0
PROSHARES TR BASIC MTRL PRO        ETF      74347R651      67        1,725  SH         SOLE                   1,725  0       0
PROSHARES TR REAL EST PRO          ETF      74347R552      77        1,510  SH         SOLE                   1,510  0       0
PROSHARES TR ULTR SHRT MSCI        ETF      74347R339      79          900  SH         SOLE                     900  0       0
PROSHARES TR ULTR SHRT MSCI        ETF      74347R354      79        1,500  SH         SOLE                   1,500  0       0
PROSHARES TR ULTRA XIN CH25        ETF      74347R321      71        2,000  SH         SOLE                   2,000  0       0
PROSHARES TR ULTRASHRT FINL        ETF      74347R628      78          755  SH         SOLE                     755  0       0
PROSHARES TR ULTRASHRT O&G         ETF      74347R586      89        3,550  SH         SOLE                   3,550  0       0
PROSHARES TR ULTRASHT MD400        ETF      74347R859      71        1,220  SH         SOLE                   1,220  0       0
PROSHARES TR ULTRASHT SP500        ETF      74347R883     113        1,595  SH         SOLE                   1,595  0       0
PROSHARES TR ULTSHT RUS2000        ETF      74347R834      61          955  SH         SOLE                     955  0       0
QUALCOMM INC CALL                  CALL     747525903  71,660    2,000,000  SH   CALL  SOLE               2,000,000  0       0
RIVERBED TECHNOLOGY INC            COM      768573107   8,160      716,400  SH         SOLE                 716,400  0       0
SCHLUMBERGER LTD                   COM      806857108   1,270       30,000  SH         SOLE                  30,000  0       0
SOUTHWESTERN ENERGY                COM      845467109   1,449       50,000  SH         SOLE                  50,000  0       0
SPDR GOLD TRUST                    COM      78463V107     865       10,000  SH         SOLE                  10,000  0       0
SUN MICROSYSTEMS INC               COM      866810203   2,182      571,100  SH         SOLE                 571,100  0       0
SUNPOWER CORP-CLASS B              COM      867652307   3,756      123,400  SH         SOLE                 123,400  0       0
TERRA INDUSTRIES INC               COM      880915103  19,190    1,151,146  SH         SOLE               1,151,146  0       0
TRANSOCEAN LTD.                    COM      H8817H100  52,920    1,120,000  SH         SOLE               1,120,000  0       0
UNITED STATES OIL FUND LP          COM      91232N108   1,440       43,500  SH         SOLE                  43,500  0       0
VMWARE INC-CLASS A                 COM      928563402  16,867      712,000  SH         SOLE                 712,000  0       0
WALTER INDS INC CALL               CALL     93317Q905   1,571       89,700  SH   CALL  SOLE                  89,700  0       0
ZIP REALTY                         COM      98974V107   6,677    2,519,550  SH         SOLE               2,519,550  0       0